Significant Accounting Policies - Property, Plant and Equipment ("PP&E") (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Furniture & Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Computer Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Medical Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years